Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,504,409,175.00
Previously Paid Amount	0.00
Total Fee Amount	1,450,658.91
Total Offset Amount	0.00
Net Fee	1,450,658.91
Narrative - Max Aggregate Offering Price	$ 10,504,409,175.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true